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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Walter Capital Management LLP
Address:   St. Martins Court, 4th Floor
           10 Paternoster Row
           London, EC4M 7HP
           United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                      Stamford, Connecticut   May 15, 2007
-------------------------------------   ---------------------   ------------
[Signature]                             [City, State]           [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           28*
Form 13F Information Table Value Total:     $116,093
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number   Name

      1    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8
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                             TITLE OF             VALUE   SHRS OR                    INVESTMENT     OTHER    VOTING AUTHORITY
       NAME OF ISSUER          CLASS    CUSIP   [x$1000]  PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC             Option   047439904      379   135,000        CALL     Shared-Defined        1        135,000
AVANEX CORP                  Common   05348W109    6,444 3,600,000 SHRS            Shared-Defined        1      3,600,000
CAPSTONE TURBINE CORP        Common   14067D102    1,060 1,000,000 SHRS            Shared-Defined        1      1,000,000
CEPHALON INC                 Common   156708109    3,561    50,000 SHRS            Shared-Defined        1         50,000
CEPHALON INC                 Option   156708959    3,561    50,000        PUT      Shared-Defined        1         50,000
CHINA LIFE INS CO LTD        Common   16939P106    4,289   100,000 SHRS            Shared-Defined        1        100,000
CLEARWIRE CORP               Common   185385309    4,381   214,000 SHRS            Shared-Defined        1        214,000
EMPLOYERS HOLDINGS INC       Common   292218104    2,002   100,000 SHRS            Shared-Defined        1        100,000
ENDO PHARMACEUTICALS HLDGS I Common   29264F205    1,470    50,000 SHRS            Shared-Defined        1         50,000
FINISAR                      Common   31787A101    1,750   500,000 SHRS            Shared-Defined        1        500,000
FIRST DATA CORP              Common   319963104    1,345    50,000 SHRS            Shared-Defined        1         50,000
FOUNDRY NETWORKS INC         Common   35063R100    6,329   466,400 SHRS            Shared-Defined        1        466,400
HANOVER INS GROUP INC        Common   410867105    3,459    75,000 SHRS            Shared-Defined        1         75,000
JDS UNIPHASE CORP            Common   46612J507    7,615   500,000 SHRS            Shared-Defined        1        500,000
K V PHARMACEUTICAL CO        Common   482740206    1,237    50,000 SHRS            Shared-Defined        1         50,000
MEDIMMUNE INC                Common   584699102   20,015   550,000 SHRS            Shared-Defined        1        550,000
MEDIMMUNE INC                Option   584699902   14,556   400,000        CALL     Shared-Defined        1        400,000
NEXEN INC                    Common   65334H102      307     5,000 SHRS            Shared-Defined        1          5,000
PIER 1 IMPORTS INC           Common   720279108      691   100,000 SHRS            Shared-Defined        1        100,000
RUDOLPH TECHNOLOGIES INC     Common   781270103      753    43,200 SHRS            Shared-Defined        1         43,200
SILICON LABORATORIES INC     Common   826919102    4,937   165,000 SHRS            Shared-Defined        1        165,000
SILVER WHEATON CORP          Common   828336107    4,740   500,000 SHRS            Shared-Defined        1        500,000
SONUS NETWORKS INC           Common   835916107    4,439   550,000 SHRS            Shared-Defined        1        550,000
SPANSION INC                 Common   84649R101    1,463   120,000 SHRS            Shared-Defined        1        120,000
TELLABS INC                  Common   879664100    4,950   500,000 SHRS            Shared-Defined        1        500,000
THERAVANCE INC               Common   88338T104    5,900   200,000 SHRS            Shared-Defined        1        200,000
ALVARION LTD                 Common   M0861T100    1,663   206,535 SHRS            Shared-Defined        1        206,535
CNH GLOBAL N V               Common   N20935206    2,797    75,000 SHRS            Shared-Defined        1         75,000
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